Document and Entity Information - USD ($)	6 Months Ended
	Sep. 30, 2017	Dec. 29, 2017	Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	Rich Pharmaceuticals, Inc.
Entity Central Index Key	0001504389
Document Type	S-1
Document Period End Date	Sep. 30, 2017
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 527,878
Entity Common Stock, Shares Outstanding		955,027,821
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018